UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 9/30/04

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:


                   /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah   Menlo Park, California    November 1, 2004
                  [Signature]             [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             37

Form 13F Information Table Value Total:                       $354,198
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT VI, LLC
                                 as of 9/30/04

                                TITLE OF                 VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS        CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED     NONE
------------------------------  ---------- --------- ----------- ---------  ---  ----  -------  --------  -------  -------   -------
ALTERA CORPORATION              COMM STK  021441100       9,394    480,000    SH       SOLE                  480,000    0       0
ALTIRIS INC.                    COMM STK  02148M100      11,078    350,000    SH       SOLE                  350,000    0       0
AVOCENT CORPORATION             COMM STK  053893103      14,317    550,000    SH       SOLE                  550,000    0       0
BOSTON SCIENTIFIC CORPORATION   COMM STK  101137107       6,158    155,000    SH       SOLE                  155,000    0       0
BROADCOM CORPORATION            COMM STK  111320107       8,187    300,000    SH       SOLE                  300,000    0       0
CELGENE                         COMM STK  151020104       8,560    147,000    SH       SOLE                  147,000    0       0
CISCO SYSTEMS                   COMM STK  17275R102       9,774    540,000    SH       SOLE                  540,000    0       0
CITRIX SYSTEMS, INC.            COMM STK  177376100      14,892    850,000    SH       SOLE                  850,000    0       0
COGNIZANT TECHNOLOGY SOLUTIONS  COMM STK  192446102       9,153    300,000    SH       SOLE                  300,000    0       0
DOUBLECLICK INC.                COMM STK  258609304       3,546    600,000    SH       SOLE                  600,000    0       0
EBAY INC.                       COMM STK  278642103       4,597     50,000    SH       SOLE                   50,000    0       0
EMULEX CORPORATION              COMM STK  292475209       8,064    700,000    SH       SOLE                  700,000    0       0
FINDWHAT.COM                    COMM STK  317794105      13,205    705,000    SH       SOLE                  705,000    0       0
FLEXTRONICS INTERNATIONAL LTD.  COMM STK  Y2573F102       6,625    500,000    SH       SOLE                  500,000    0       0
GUIDANT CORPORATION             COMM STK  401698105       8,585    130,000    SH       SOLE                  130,000    0       0
INTERSIL HOLDINGS COMPANY       CL A      46069S109      12,744    800,000    SH       SOLE                  800,000    0       0
MACROVISION                     COMM STK  555904101       6,020    250,000    SH       SOLE                  250,000    0       0
MCAFEE INC.                     COMM STK  579064106      16,080    800,000    SH       SOLE                  800,000    0       0
MEDIMMUNE INC.                  COMM STK  584699102      11,850    500,000    SH       SOLE                  500,000    0       0
MEMBERWORKS INC.                COMM STK  586002107      11,808    450,000    SH       SOLE                  450,000    0       0
NATIONAL SEMICONDUCTOR          COMM STK  637640103       9,843    635,440    SH       SOLE                  635,440    0       0
NEUROMETRIX, INC.               COMM STK  641255104       2,912    291,200    SH       SOLE                  291,200    0       0
NOKIA CORPORATION               COMM STK  654902204       4,116    300,000    SH       SOLE                  300,000    0       0
NUVASIVE INC.                   COMM STK  670704105       3,918    371,000    SH       SOLE                  371,000    0       0
OPENWAVE SYSTEMS INC.           COMM STK  683718308       8,026    910,000    SH       SOLE                  910,000    0       0
POLYCOM INC.                    COMM STK  73172K104       8,424    425,000    SH       SOLE                  425,000    0       0
POWERDSINE LTD.                 COMM STK  M41415106       3,135    253,000    SH       SOLE                  253,000    0       0
PROTALEX INC.                   COMM STK  99DT999A6       3,375  1,250,000    SH       SOLE                1,250,000    0       0
QUALCOMM INC.                   COMM STK  747525103      14,054    360,000    SH       SOLE                  360,000    0       0
RSA SECURITY INC.               COMM STK  749719100       9,650    500,000    SH       SOLE                  500,000    0       0
SIRF TECHNOLOGY HOLDINGS INC.   COMM STK  82967H101         712     50,000    SH       SOLE                   50,000    0       0
SYMANTEC CORPORATION            COMM STK  871503108      21,952    400,000    SH       SOLE                  400,000    0       0
TEXAS INSTRUMENTS INC.          COMM STK  871503108       8,512    400,000    SH       SOLE                  400,000    0       0
VERISIGN INC.                   COMM STK  92343E102      23,856  1,200,000    SH       SOLE                1,200,000    0       0
WEBEX COMMUNICATIONS INC.       COMM STK  94767L109      17,456    800,000    SH       SOLE                  800,000    0       0
XILINX                          COMM STK  983919101       9,450    350,000    SH       SOLE                  350,000    0       0
YAHOO!                          COMM STK  984332106      10,173    300,000    SH       SOLE                  300,000    0       0
                                                     -----------
GRAND TOTAL                                            $354,198
